Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,992,000
Previously Paid Amount	0.00
Total Fee Amount	611.18
Total Offset Amount	0.00
Net Fee	611.18
Narrative - Max Aggregate Offering Price	$ 3,992,000
Final Prospectus	true